Property and equipment	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Property and equipment

Note 11. Property and equipment

	2024	2023
	($)	($)
Plant and equipment - at cost	72,410	69,210
Less: Accumulated depreciation	(59,339)	(56,002)
	13,071	13,208

Computer equipment - at cost	111,047	95,612
Less: Accumulated depreciation	(82,269)	(54,929)
	28,778	40,683

Office equipment - at cost	2,090	2,090
Less: Accumulated depreciation	(1,508)	(1,313)
	582	777

	2024	2023
	$	$

Furniture & Fittings - at cost	49,537	49,537
Less: Accumulated depreciation	(14,270)	(9,277)
	35,267	40,260
Total property and equipment	77,698	94,928

Property Plant and Equipment
Balance at beginning of year	13,208	10,189
Additions	3,200	2,110
Disposals	-	-
Depreciation expense	(3,337)	909
Balance at end of the year-	13,071	13,208

Computer Equipment
Balance at beginning of year	51,971	51,971
Additions	15,435	12,687
Disposals	-	-
Depreciation expense	(38,628)	(23,975)
Balance at end of the year	28,778	40,683

Office Equipment
Balance at beginning of year	777	1,036
Additions	-	-
Disposals	-	-
Depreciation expense	(195)	(259)
Balance at end of the year	582	777

Furniture & Fittings
Balance at beginning of year	40,260	45,224
Additions	-	-
Disposals	-	-
Depreciation expense	(4,993)	(4,964)
Balance at end of the year	35,267	40,260